OTHER NON-OPERATING GAIN / (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other Non-Operating Gain (Loss)
Ineffective portion of hedging activities	$ 3	$ 15		$ 20
Change of fair value of other derivatives	(4)	6		(17)
Gain /(loss) from money market funds	7	12		21
Loss from early debt redemption	0	0		0
Other gains / (losses)	28	78		(3)
Other non-operating gain / (loss)	34	111	[1]	$ 21	[1]
Gain from fair value adjustment of Shop-up	21
Payable write-off	$ 3
Gain from remeasurement of contingent consideration liability		41
Reversed unsettled liabilities, contingent liabilities recognised in business combination		$ 41

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)